REDEEMABLE CONVERTIBLE PREFERRED SHARES - Activities (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Company's activities with respect to the redeemable convertible preferred shares
Beginning balance		$ 383,530	$ 368,409
Beginning balance (in shares)		68,228,526	68,228,526
Issuance of preferred shares				$ 343,849
Issuance of preferred shares (in shares)				62,895,699
Re-designation of ordinary share into preferred shares				$ 23,650
Re-designation of ordinary share into preferred shares (in shares)				5,332,827
Accretion of redeemable convertible preferred shares		$ 2,979	$ 15,121	$ 910
Conversion to ordinary shares		$ (386,509)
Re-designation of ordinary shares to Series Pre-A Preferred Shares ( in shares)		(68,228,526)
Ending balance	$ 368,409		$ 383,530	$ 368,409
Ending balance (in shares)	68,228,526		68,228,526	68,228,526
Series Pre-A Preferred Shares
Company's activities with respect to the redeemable convertible preferred shares
Beginning balance		$ 184,509	$ 177,284
Beginning balance (in shares)		40,885,006	40,885,006
Issuance of preferred shares				$ 153,126
Issuance of preferred shares (in shares)				35,552,179
Re-designation of ordinary share into preferred shares				$ 23,650
Re-designation of ordinary share into preferred shares (in shares)				5,332,827
Accretion of redeemable convertible preferred shares		$ 1,385	$ 7,225	$ 508
Conversion to ordinary shares		$ (185,894)
Re-designation of ordinary shares to Series Pre-A Preferred Shares ( in shares)		(40,885,006)
Ending balance	$ 177,284		$ 184,509	$ 177,284
Ending balance (in shares)	40,885,006		40,885,006	40,885,006
Series A Preferred Shares
Company's activities with respect to the redeemable convertible preferred shares
Beginning balance		$ 199,021	$ 191,125
Beginning balance (in shares)		27,343,520	27,343,520
Issuance of preferred shares				$ 190,723
Issuance of preferred shares (in shares)	27,343,520			27,343,520
Accretion of redeemable convertible preferred shares		$ 1,594	$ 7,896	$ 402
Conversion to ordinary shares		$ (200,615)
Re-designation of ordinary shares to Series Pre-A Preferred Shares ( in shares)		(27,343,520)
Ending balance	$ 191,125		$ 199,021	$ 191,125
Ending balance (in shares)	27,343,520		27,343,520	27,343,520